CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 21,602	$ 32,235
Short-term bank deposits	8,001	6,147
Restricted deposits	2,844	6,101
Trade receivables (net of allowance for doubtful accounts of $809 and $1,802 at December 31, 2013 and 2014, respectively)	20,875	12,634
Unbilled accounts receivable	4,093	2,388
Other accounts receivable and prepaid expenses	2,102	2,379
Inventories	8,147	8,352
Deferred income taxes	625	529
Total current assets	68,289	70,765
LONG-TERM INVESTMENTS AND RECEIVABLES:
Long-term trade receivables	232	690
Long-term deposits and restricted bank deposits	134	35
Severance pay fund	2,187	2,589
Deferred income taxes	463
Total long-term investments and receivables	3,016	3,314
PROPERTY AND EQUIPMENT, NET	6,111	7,280
OTHER INTANGIBLE ASSETS, NET	1,847	895
GOODWILL	4,496	5,417
Total assets	83,759	87,671
CURRENT LIABILITIES:
Short-term bank credit	2,571	5,764
Current maturities of long-term bank debt	500	506
Trade payables	6,272	3,916
Customer advances	1,262	4,226
Other accounts payable and accrued expenses	11,879	9,431
Total current liabilities	22,484	23,843
LONG-TERM LIABILITIES:
Long-term bank debt and other long-term payables	1,406	1,912
Deferred income taxes	193	219
Accrued severance pay	3,719	4,157
Total long-term liabilities	5,318	6,288
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2013 and December 31, 2014; Issued and outstanding: 16,147,522 shares at December 31, 2013 and 16,269,022 shares at December 31, 2014	4,935	4,901
Additional paid-in capital	69,174	68,371
Accumulated other comprehensive income	2,041	3,874
Foreign currency translation adjustments (Company's standalone financial statements)	632	4,589
Accumulated deficit	(20,770)	(24,180)
Total Magal shareholders' equity	56,012	57,555
Non controlling interest	(55)	(15)
Total shareholders' equity	55,957	57,540
Total liabilities and shareholders' equity	$ 83,759	$ 87,671